Related party transactions - Amounts Due To And From Related Parties (Details) - Total for all related parties - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Trade payables - related parties, accrued expenses, and other current liabilities - related parties	$ 625,330		$ 722,968
Interest bearing current liabilities - related parties	89,970		73,814
Other non-current interest-bearing liabilities - related parties	1,400,095		1,413,257
Interest expense - related parties	73,651	$ 25,782
Trade receivables - related parties, accrued income - related parties, and other current assets - related parties	75,281		223,207
Volvo Cars
Disclosure of transactions between related parties [line items]
Trade payables - related parties, accrued expenses, and other current liabilities - related parties	417,647		494,170
Interest bearing current liabilities - related parties	15,039		10,628
Other non-current interest-bearing liabilities - related parties	1,039,029		1,049,828
Trade receivables - related parties, accrued income - related parties, and other current assets - related parties	19,088		167,989
Geely
Disclosure of transactions between related parties [line items]
Trade payables - related parties, accrued expenses, and other current liabilities - related parties	196,976		195,255
Interest bearing current liabilities - related parties	18,456		18,308
Other non-current interest-bearing liabilities - related parties	361,066		363,429
Trade receivables - related parties, accrued income - related parties, and other current assets - related parties	43,033		44,979
Ziklo Bank AB
Disclosure of transactions between related parties [line items]
Trade payables - related parties, accrued expenses, and other current liabilities - related parties	1,347		2,124
Trade receivables - related parties, accrued income - related parties, and other current assets - related parties	5,126		954
Volvo Car Financial Services UK
Disclosure of transactions between related parties [line items]
Trade payables - related parties, accrued expenses, and other current liabilities - related parties	5,332		751
Interest bearing current liabilities - related parties	56,475		44,878
Trade receivables - related parties, accrued income - related parties, and other current assets - related parties	1,010		534
Polestar Times Technology
Disclosure of transactions between related parties [line items]
Trade payables - related parties, accrued expenses, and other current liabilities - related parties	4,028		30,668
Trade receivables - related parties, accrued income - related parties, and other current assets - related parties	2,688		4,177
Wuhan Lotus Cars Co., LTD.
Disclosure of transactions between related parties [line items]
Trade receivables - related parties, accrued income - related parties, and other current assets - related parties	$ 4,336		$ 4,574